Taxes - Provision for income tax (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Taxes
Current	$ 25,571	$ 16,753	$ (29,813)
Deferred	0	0	0
Total	$ 25,571	$ 16,753	$ (29,813)